Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Direct and Indirect Guarantees (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Direct Guarantees [Member] | Mitsubishi Corporation [Member] | Enel Generacin Costanera SA [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	$ 30,341
Outstanding balance	41,953	$ 46,802
Direct Guarantees [Member] | Miscellaneous creditors [Member] | Enel Distribucin Cear S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	11,823
Outstanding balance	59,626	74,198
Direct Guarantees [Member] | Miscellaneous creditors [Member] | Enel Generacion Piura S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	20,065
Outstanding balance	8,638	16,933
Direct Guarantees [Member] | Miscellaneous creditors [Member] | Enel Distribucion Peru SA [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	32,713
Outstanding balance	16,520	24,065
Direct Guarantees [Member] | Miscellaneous creditors [Member] | Enel Green Power Brasil [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	501,277
Outstanding balance	321,352
Direct Guarantees [Member] | Bndes [Member] | Enel Distribucin Rio S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	4,603
Outstanding balance	2,099	3,845
Direct Guarantees [Member] | Banco Bradesco [Member] | Enel Distribucin Gois S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	19,316
Outstanding balance	26,096	43,802
Direct Guarantees [Member] | FUNDAO CESP | Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		816,798
Direct Guarantees [Member] | Banco Continental SA [Member] | Enel Generacion Piura S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Assets Committed, Carrying Amount	2,198
Outstanding balance	2,221	7,129
Indirect Guarantees [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	1,429,034	1,205,384
Indirect Guarantees [Member] | Enel Generacin Chile SA [Member] | Bonds Serie H [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	55,893	70,897
Indirect Guarantees [Member] | Enel Generacin Chile SA [Member] | Bonds Serie M [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	267,394	335,240
Indirect Guarantees [Member] | Enel Distribucin Rio S.A. [Member] | Bnp Paribas 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	74,137	79,612
Indirect Guarantees [Member] | Enel Distribucin Rio S.A. [Member] | BNP Paribas 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	39,458	39,230
Indirect Guarantees [Member] | Enel Distribucin Rio S.A. [Member] | SCOTIABANK 4131 III [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	37,115
Indirect Guarantees [Member] | Enel Distribucin Rio S.A. [Member] | SCOTIABANK 4131 IV [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	22,249
Indirect Guarantees [Member] | Enel Distribucin Rio S.A. [Member] | Citibank 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		96,461
Indirect Guarantees [Member] | Enel Distribucin Rio S.A. [Member] | Itau 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		77,194
Indirect Guarantees [Member] | Enel Distribucin Gois S.A. [Member] | BNP Paribas 4131 II [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		33,108
Indirect Guarantees [Member] | Enel Distribucin Gois S.A. [Member] | Bndes_Finame_Giro [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	9,927	18,170
Indirect Guarantees [Member] | Enel Distribucin Gois S.A. [Member] | SCOTIABANK 4131 CELG [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	49,336	48,870
Indirect Guarantees [Member] | Enel Distribucin Sao Paulo [Member] | Debentures - 23a Emissao - 1a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance		136,305
Indirect Guarantees [Member] | Enel Distribucin Sao Paulo [Member] | Debentures - 23a Emissao - 2a Serie [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	256,055	$ 270,297
Indirect Guarantees [Member] | EGP Cachoeira Dourada S.A. [Member] | SCOTIABANK 4131 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	31,363
Indirect Guarantees [Member] | EGP BOA VISTA [Member] | BNDES DELFINA C B1, B2 e B3 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	13,344
Indirect Guarantees [Member] | EGP Brasil [Member] | SAN 4131 EGP- 1 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	51,014
Indirect Guarantees [Member] | EGP Brasil [Member] | CHINA 4131 EGP- 1 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	53,096
Indirect Guarantees [Member] | EGP Brasil [Member] | SAN 4131 EGP- 2 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	45,631
Indirect Guarantees [Member] | EGP Brasil [Member] | CHINA 4131 EGP- 2 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	47,493
Indirect Guarantees [Member] | EGP DELFINA B [Member] | BNDES DELFINA B A1, A2 e A3 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	13,865
Indirect Guarantees [Member] | EGP DELFINA C [Member] | BNDES DELFINA C B1, B2 e B3 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	3,247
Indirect Guarantees [Member] | EGP DELFINA D [Member] | BNDES DELFINA D A1, A2, A3, C1 e C2 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	13,888
Indirect Guarantees [Member] | EGP DELFINA E [Member] | BNDES DELFINA D A1, A2, A3, C1 e C2 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	13,954
Indirect Guarantees [Member] | EGP ITUVERAVA NORTE [Member] | CHINA 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	12,448
Indirect Guarantees [Member] | EGP ITUVERAVA NORTE [Member] | SAN 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	11,960
Indirect Guarantees [Member] | EGP ITUVERAVA NORTE [Member] | PROPARCO 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	26,951
Indirect Guarantees [Member] | EGP ITUVERAVA SUL [Member] | CHINA 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	18,673
Indirect Guarantees [Member] | EGP ITUVERAVA SUL [Member] | SAN 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	17,941
Indirect Guarantees [Member] | EGP ITUVERAVA SUL [Member] | PROPARCO 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	40,427
Indirect Guarantees [Member] | EGP ITUVERAVA [Member] | CHINA 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	12,448
Indirect Guarantees [Member] | EGP ITUVERAVA [Member] | SAN 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	11,960
Indirect Guarantees [Member] | EGP ITUVERAVA [Member] | PROPARCO 4131 ITUVERAVA N [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	26,951
Indirect Guarantees [Member] | EGP SAO ABRAAO [Member] | BNDES SO ABRAO A1, A2 e A3 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	13,377
Indirect Guarantees [Member] | EGP Per [Member] | BEI 1 PERGEIBPTMO1 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	88,970
Indirect Guarantees [Member] | EGP Per [Member] | BEI 1 PERGEIBPTMO2 [Member]
Disclosure Of Other Provisions [Line Items]
Outstanding balance	$ 48,469